Commitments and Contingencies - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 22, 2021	Dec. 31, 2020	Dec. 31, 2021
CommitmentsAndContingenciesDisclosure [Line Items]
Deferred underwriting commissions			$ 11,200,000
Shares issued, value		$ 25,000
Underwriting Agreement [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Additional public share issued under over allotment option			4,000,000
Underwriting discount per unit			$ 0.20
Underwriting discount			$ 6,400,000
Deferred underwriting commissions per unit			$ 0.35
Deferred underwriting commissions			$ 11,200,000
Forward Purchase Agreement [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Shares issued, value			$ 150,000,000
Shares issued, price per share			$ 10.00
Additional public share issued under forward purchase agreement			$ 50,000,000
Additional public share issued under forward purchase agreement, shares			5,000,000
IPO [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Reimbursement Of Expenses In Connection With Initial Public Offer	$ 640,000
Over-Allotment Option [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Underwriters option vesting period			45 days